CRITICAL ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS	12 Months Ended
Dec. 31, 2022
Critical Accounting Judgments Estimates And Assumptions
CRITICAL ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS

3. CRITICAL ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that can affect reported amounts of assets, liabilities, revenue and expenses and the accompanying disclosures. Estimates and assumptions are continuously evaluated and are based on management’s historical experience and on other assumptions believed to be reasonable under the circumstances. However, different judgments, estimates and assumptions could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

The area involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are:

Critical Accounting Judgement:

(a) RTO – fair value

Fair value considerations for the RTO transactions are assessed in accordance with International Financial Reporting Standards (IFRS). These considerations are based on various factors such as the fair value of the assets acquired or liabilities assumed, the fair value of equity instruments issued, and any related acquisition costs.

Formerly “North American Nickel Inc.

Notes to the Consolidated Financial statements
For the years ended December 31, 2022 and 2021
(Expressed in Canadian dollars)

The assumptions and estimates used in arriving at fair value figures are based on management’s judgments and relevant market data. The fair value of the equity instruments issued is determined based on market prices or valuation techniques that take into account factors such as expected share price volatility.

(b) Recoverability of exploration and evaluation Assets

The ultimate recoverability of the exploration and evaluation assets with a carrying value of $31,823,982 at December 31, 2022, is dependent upon the Company’s ability to obtain the necessary financing to complete the exploration and development and commence profitable production at its projects, or alternatively, upon the Company’s ability to dispose of its interests therein on an advantageous basis. A review of the indicators of potential impairment is carried out at least at each period end.

Management undertakes a periodic review of these assets to determine whether any indication of impairment exists. Where an indicator of impairment exists, a formal estimate of the recoverable amount of the assets is made. An impairment loss is recognized when the carrying value of the assets is higher than the recoverable amount and when mineral license tenements are relinquished or have lapsed. In undertaking this review, management of the Company is required to make significant estimates of, among other things, discount rates, commodity prices, availability of financing, future operating and capital costs and all aspects of project advancement. These estimates are subject to various risks and uncertainties, which may ultimately have an effect on the expected recoverability of the carrying values of the assets.

(c) Restoration provisions

Management’s best estimates regarding the restoration provisions are based on the current economic environment. Changes in estimates of contamination, restoration standards and restoration activities result in changes to provisions from period to period. Actual restoration provisions will ultimately depend on future market prices for future restoration obligations. Management has determined that the Company has no restoration obligations at December 31, 2022.

(d) Going concern

Consolidated financial statements are prepared on a going concern basis unless management either intends to liquidate the Company or has no realistic alternative to do so. Assessment of the Company’s ability to continue as a going concern requires the consideration of all available information about the future, which is at least, but not limited to, twelve months from the end of the reporting period. This information includes estimates of future cash flows and other factors, the outcome of which is uncertain. When management is aware, in making its assessment, of material uncertainties related to events or conditions that may cast substantial doubt upon the Company’s ability to continue as a going concern those uncertainties are disclosed.

Critical Accounting Estimates

(a) Valuation of share-based compensation

The Company estimates the fair value of warrants and options using the Black-Scholes Option Pricing Model which requires significant estimation around assumptions and inputs such as expected term to maturity, expected volatility and expected forfeiture rates. Note 8 of the consolidated financial statements contains further details of significant assumptions applied to these areas of estimation.

(b) Deferred income tax

Tax benefits from uncertain tax positions may be recognized when it is probable that the Company will be able to use deductible temporary differences against taxable profit: (i) whether a tax position, based solely on its technical merits, is probable to be sustained upon examination, and (ii) measuring the tax benefit as the expected value or most likely amount taking into consideration which method better predicts the realized amounts upon ultimate settlement.

Furthermore, the Corporation uses the asset and liability method in accounting for deferred income taxes and mining duties. Under this method, deferred income taxes are recognized for future income tax.

Formerly “North American Nickel Inc.

Notes to the Consolidated Financial statements
For the years ended December 31, 2022 and 2021
(Expressed in Canadian dollars)

In preparing these estimates, management is required to interpret substantially enacted legislation as well as economic and business conditions along with management’s tax and corporate structure plans which may impact taxable income in future periods.

(c) Estimated useful lives and depreciation of property, plant and equipment

Depreciation of property, plant and equipment is dependent upon estimates of useful lives which are determined through the exercise of judgment. The assessment of any impairment of these assets is dependent upon estimates of recoverable amounts that take into account factors such as economic and market conditions and the useful lives of assets.